Parent Company Financial Information (Parent Company Only) (Schedule Of Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 74,513	$ 38,403	$ 67,840
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization/accretion of premiums/discounts	8,662	8,100	5,940
Changes in:
Other assets	(2,493)	(637)	7,035
Income taxes receivable/payable	(1,398)	3,004	(6,697)
Accounts payable and accrued expenses	(10,732)	(143)	(1,631)
Net cash flows provided by operating activities	106,238	65,785	59,162
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of AFS securities	(688,520)	(790,083)
Net cash provided by (used in) investing activities	76,848	(933,321)	(38,492)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from common stock offering (deferred offering costs)		1,076,411	(5,982)
Dividends paid	(63,768)	(150,110)	(48,400)
Repayments of other borrowings	(957,768)	(773,771)	(395,000)
Repurchase of common stock	(146,781)		(4,019)
Stock options exercised	36	35	210
Net cash (used in) provided by financing activities	(162,451)	923,389	3,393
NET INCREASE IN CASH AND CASH EQUIVALENTS	20,635	55,853	24,063
CASH AND CASH EQUIVALENTS:
Beginning of Period	121,070	65,217	41,154
End of Period	141,705	121,070	65,217
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments	135,444	172,332	199,433
Capitol Federal Financial [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	74,513	38,403	67,840
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in excess of distribution over/(undistributed) earnings of subsidiary	15,716	(17,693)	16,772
Amortization/accretion of premiums/discounts	2,196	3,529
Other assets	(1,549)	1,812	(1)
Provision for deferred income taxes	5,422	(10,409)
Changes in:
Other assets	9	(1,547)
Income taxes receivable/payable	(2,160)	(2,927)	24
Accounts payable and accrued expenses	33	(355)	3
Net cash flows provided by operating activities	97,260	10,283	84,640
CASH FLOWS FROM INVESTING ACTIVITIES:
Offering proceeds downstreamed to Bank		(567,422)
Purchase of AFS securities		(405,800)
Proceeds from maturities of AFS securities	300,000	40,000
Proceeds from maturities of Bank certificates of deposit		55,000	5,000
Purchase of Capitol Federal Financial, Inc. stock			(1)
Principal collected on notes receivable from ESOP	2,672	2,525	2,387
Net cash provided by (used in) investing activities	302,672	(875,697)	7,386
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from common stock offering (deferred offering costs)		1,094,101	(5,982)
Payment from subsidiary for purchase of common stock related to restricted stock awards	6,128		162
Dividends paid	(63,768)	(150,110)	(48,400)
Repayments of other borrowings		(53,609)
Repurchase of common stock	(146,781)		(4,019)
Stock options exercised	36	35	210
Net cash (used in) provided by financing activities	(204,385)	890,417	(58,029)
NET INCREASE IN CASH AND CASH EQUIVALENTS	195,547	25,003	33,997
CASH AND CASH EQUIVALENTS:
Beginning of Period	113,101	88,098	54,101
End of Period	308,648	113,101	88,098
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments		1,274	1,678
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Note to ESOP in exchange for common stock		$ 47,260